Organization - Acquisition (Details) $ in Millions						12 Months Ended
	Sep. 21, 2015 USD ($) site	Aug. 18, 2015 USD ($) site	Jul. 21, 2015 USD ($) site	Apr. 08, 2015 USD ($) site	Mar. 04, 2015 USD ($) site	Dec. 31, 2014 USD ($)
Amount treated as general partner distribution, difference between cash paid and historical cost of assets acquired | $						$ 44.1
Cash consideration | $						$ 169.7
Acquisition from related party | Landmark, General Partner and affiliates | 81-site acquisition
Number of tenant sites acquired (in sites)					81
Cash consideration | $					$ 25.2
Acquisition from related party | Landmark, General Partner and affiliates | 73-site acquisition
Number of tenant sites acquired (in sites)				73
Cash consideration | $				$ 22.1
Acquisition from related party | Landmark, General Partner and affiliates | 100-site acquisition
Number of tenant sites acquired (in sites)			100
Cash consideration | $			$ 35.7
Acquisition from related party | Landmark, General Partner and affiliates | 193-site acquisition
Number of tenant sites acquired (in sites)		193
Cash consideration | $		$ 66.4
Acquisition from related party | Landmark, General Partner and affiliates | 65-site acquisition
Number of tenant sites acquired (in sites)	65
Cash consideration | $	$ 20.3
Acquisition from related party | HoldCo | 81-site acquisition
Number of tenant sites acquired (in sites)					81
Cash consideration | $					$ 25.2
Acquisition from related party | HoldCo | 73-site acquisition
Number of tenant sites acquired (in sites)				73
Cash consideration | $				$ 22.1
Acquisition from related party | HoldCo | 100-site acquisition
Number of tenant sites acquired (in sites)			100
Cash consideration | $			$ 35.7
Acquisition from related party | HoldCo | 65-site acquisition
Number of tenant sites acquired (in sites)	65
Cash consideration | $	$ 20.3
Wireless Communication | Acquisition from related party | HoldCo | 81-site acquisition
Number of tenant sites acquired (in sites)					41
Wireless Communication | Acquisition from related party | HoldCo | 73-site acquisition
Number of tenant sites acquired (in sites)				45
Wireless Communication | Acquisition from related party | HoldCo | 100-site acquisition
Number of tenant sites acquired (in sites)			81
Wireless Communication | Acquisition from related party | HoldCo | 65-site acquisition
Number of tenant sites acquired (in sites)	50
Outdoor Advertising | Acquisition from related party | HoldCo | 81-site acquisition
Number of tenant sites acquired (in sites)					39
Outdoor Advertising | Acquisition from related party | HoldCo | 73-site acquisition
Number of tenant sites acquired (in sites)				28
Outdoor Advertising | Acquisition from related party | HoldCo | 100-site acquisition
Number of tenant sites acquired (in sites)			16
Outdoor Advertising | Acquisition from related party | HoldCo | 65-site acquisition
Number of tenant sites acquired (in sites)	13
Renewable Power Generation | Acquisition from related party | HoldCo | 81-site acquisition
Number of tenant sites acquired (in sites)					1
Renewable Power Generation | Acquisition from related party | HoldCo | 100-site acquisition
Number of tenant sites acquired (in sites)			3
Renewable Power Generation | Acquisition from related party | HoldCo | 65-site acquisition
Number of tenant sites acquired (in sites)	2